Shareholders’ Equity (Details) - Schedule of Warrant Activity - Warrant [Member] - $ / shares		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Warrant Activity [Line Items]
Warrants Outstanding, Ending balance	641,157	2,618,070	3,224,983	1,853,170
Weighted Average Exercise Price, Ending balance	$ 49.6	$ 8.76	$ 16.75	$ 35.2
Average Remaining Contractual Life, Ending balance	3 years 29 days	2 years 10 months 20 days	3 years 3 months 18 days	3 years
Warrants Outstanding, Granted			1,793,125	1,215,788
Weighted Average Exercise Price, Granted			$ 3.2	$ 52
Average Remaining Contractual Life, Granted			4 years 11 months 12 days	4 years 7 days
Warrants Outstanding, Forfeited		(500,000)
Weighted Average Exercise Price, Forfeited		$ 53.6
Average Remaining Contractual Life, Forfeited
Warrants Outstanding, Exercised		(106,913)	(421,312)	(3,775)
Weighted Average Exercise Price, Exercised		$ 0.25	$ 1.21	$ 22
Average Remaining Contractual Life, Exercised